Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Guggenheim Russell Top 50(R) ETF (Prospectus Summary): | Guggenheim Russell Top 50(R) ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim Russell Top 50 ® ETF
Supplement Text	ck0001208211_SupplementTextBlock

RYDEX ETF TRUST

Guggenheim Russell Top 50 ® ETF

Supplement dated August 30, 2012

to the Prospectus, Summary Prospectus and Statement of Additional Information

of the above listed Fund dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus (together, the “Prospectuses”) and Statement of Additional Information (the “SAI”) listed above and should be read in conjunction with the Prospectuses and SAI.

On August 31, 2012, Frank Russell Company, the index provider for the Guggenheim Russell Top 50 ® ETF (the “Fund”), is changing the name of the Fund’s Underlying Index from the “Russell Top 50 ® Index” to the “Russell Top 50 ® Mega Cap Index.” Therefore, effective August 31, 2012, all references to the “Russell Top 50 ® Index” in the Prospectuses and SAI are replaced with “Russell Top 50 ® Mega Cap Index.”

Also, effective on September 10, 2012, the name of the Fund will be changed from the “Guggenheim Russell Top 50 ® ETF” to the “Guggenheim Russell Top 50 ® Mega Cap ETF.” As a result, all references to the “Guggenheim Russell Top 50 ® ETF” in the Prospectuses and SAI are replaced with “Guggenheim Russell Top 50 ® Mega Cap ETF.”

The Fund’s investment objective, principal risks, fees and expenses, and the day-to-day management of the Fund will not change as a result of the Fund’s or the Underlying Index’s name change.

Supplement Closing	ck0001208211_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMETFXLG-SUP-0812x0313
Guggenheim Russell Top 50(R) ETF | Guggenheim Russell Top 50(R) ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLG